Financial Highlights (Tables)	9 Months Ended
Sep. 30, 2020
Financial Highlights [Abstract]
Schedule Of Weighted Average Number Of Units For Each Series

	Three months ended September 30,		Nine months ended September 30,		Date of first issuance
	2020	2019	2020	2019

Series 1	77,958.935	94,549.262	82,447.974	101,575.866	July 23, 2001
Series 3	16,515.658	19,546.843	18,373.159	19,488.635	September 1, 2009
Series 4	4,240.497	3,933.038	4,282.292	3,903.687	November 1, 2010
Series 5	3,292.362	1,485.642	3,259.021	1,110.803	April 1, 2018